Annual Total Returns- Thrivent Opportunity Income Plus Fund (Class S) [BarChart] - Class S - Thrivent Opportunity Income Plus Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.81%	8.07%	(1.00%)	3.51%	(0.53%)	7.38%	5.11%	(1.01%)	8.51%	4.02%